Common Stock Warrant (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common Stock Warrant [Abstract]
Warrants outstanding, shares	67,314
Exercise price of warrant	16.10	1.50
Warrants and Rights Outstanding	$ 1,100